OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER CURRENT ASSETS
Refundable research and development tax credits	$ 1,030	$ 593	$ 1,104
Commodity taxes	328	165	176
Prepaid expenses	429	779	268
Total other current assets	$ 1,787	$ 1,537	$ 1,548